Accounts Receivable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Accounts Receivable [Abstract]
Accounts receivable	¥ 27,201	$ 3,890	¥ 53,843
Allowance for credit losses	4,420	632
Accounts receivable	¥ 23,901	$ 3,418